Securities Act File No. 333-214851

Investment Company Act File No. 811-23216

As filed with the Securities and Exchange Commission on December 7, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_____________________

FORM N-1A

______________________

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 8 (Check appropriate box or boxes)	☒

_____________________

FS Series Trust*

(Exact Name of Registrant as Specified in Charter)

_____________________

201 Rouse Boulevard

Philadelphia, PA 19112

(Address of Principal Executive Offices)

(215) 495-1150

(Registrant’s Telephone Number, including Area Code)

_____________________

Michael C. Forman

201 Rouse Boulevard

Philadelphia, PA 19112

(Name and Address of Agent for Service)

_____________________

With Copies to:

Michael C. Forman FS Series Trust 201 Rouse Boulevard Philadelphia PA, 19112	Joshua B. Deringer Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996

_____________________

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on December 17, 2018 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for previously filed post-effective amendment.

* This filing relates solely to the following Funds of FS Series Trust – (i) FS Managed Futures Fund; (ii) FS Global Macro Fund; (iii) FS Real Asset Fund; (iv) FS Long/Short Equity Fund; (v) FS Market Neutral Fund; and (vi) FS Event Driven Fund

Explanatory Note

This Post-Effective Amendment No. 5 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 8 under the Investment Company Act of 1940, as amended (the “1940 Act”)), to the registration statement on Form N-1A (the “Registration Statement”) of FS Series Trust (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until December 17, 2018, the effectiveness of the Registration Statement with respect to the (i) FS Managed Futures Fund; (ii) FS Global Macro Fund; (iii) FS Real Asset Fund; (iv) FS Long/Short Equity Fund; (v) FS Market Neutral Fund; and (vi) FS Event Driven Fund (the “Funds”), initially filed in Post-Effective Amendment No. 4 on September 26, 2018, pursuant to paragraph (a)(2) of Rule 485 under the Securities Act, which would have become effective on December 10, 2018.

This Post-Effective Amendment No. 5 incorporates by reference the information for the Funds contained in Parts A and B of Post-Effective Amendment No. 4.

PART C

OTHER INFORMATION

ITEM 28.   EXHIBITS

(a)	(1)	Certificate of Trust of the Registrant(1).
	(2)	Agreement and Declaration of Trust of the Registrant(1).
	(3)	Amended Schedule A to the Agreement and Declaration of Trust (filed herewith).
(b)		Bylaws of the Registrant(2).
(c)	(1)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Registrant’s Agreement and Declaration of Trust(7).
	(2)	Article II (Meetings of Shareholders) and Article VIII (General Matters) of the Bylaws of the Registrant(7).
(d)	(1)	Investment Management Agreement on behalf of the FS Multi-Strategy Alternatives Fund, dated as of April 25, 2017, by and between the Registrant and FS Fund Advisor, LLC(5).
	(2)	Investment Management Agreement on behalf of the FS Managed Futures Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (d)(2) of this filing).
	(3)	Investment Management Agreement on behalf of the FS Global Macro Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (d)(3) of this filing).
	(4)	Investment Management Agreement on behalf of the FS Real Asset Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (d)(4) of this filing).
	(5)	Investment Management Agreement on behalf of the FS Long/Short Equity Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (d)(5) of this filing).
	(6)	Investment Management Agreement on behalf of the FS Market Neutral Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (d)(6) of this filing).
	(7)	Investment Management Agreement on behalf of the FS Event Drive Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (d)(7) of this filing).
	(8)	Investment Management Agreement, dated as of April 25, 2017, by and between FS Alternatives Fund (Cayman) and FS Fund Advisor, LLC(5).
	(9)	Investment Management Agreement, dated as of November 29, 2018, by and between FS Managed Futures Fund (Cayman) and FS Fund Advisor, LLC (incorporated by reference to exhibit (d)(9) of this filing).
	(10)	Investment Management Agreement, dated as of November 29, 2018, by and between FS Global Macro Fund (Cayman) and FS Fund Advisor, LLC (incorporated by reference to exhibit (d)(10) of this filing).
	(11)	Investment Management Agreement, dated as of November 29, 2018, by and between FS Real Asset Fund (Cayman) and FS Fund Advisor, LLC (incorporated by reference to exhibit (d)(11) of this filing).
	(12)	Investment Sub-Advisory Agreement, dated as of April 26, 2017, by and between FS Fund Advisor, LLC, the Registrant and Wilshire Associates Incorporated(5).
	(13)	Investment Sub-Advisory Agreement, dated as of April 26, 2017, by and between FS Fund Advisor, LLC, the Registrant and Basso Capital Management, L.P.(5).
	(14)	Investment Sub-Advisory Agreement, dated as of April 27, 2017, by and between FS Fund Advisor, LLC, the Registrant and MidOcean Credit Fund Management, L.P.(5).
	(15)	Investment Sub-Advisory Agreement, dated as of November 29, 2018, by and between FS Fund Advisor, LLC, the Registrant and Chilton Investment Company, LLC (incorporated by reference to exhibit (d)(15) of this filing).
(e)	(1)	Distribution Agreement, dated as of April 16, 2018, by and between the Registrant and ALPS Distributors, Inc. (6).
	(2)	Amendment No. 1 to Distribution Agreement, effective as of December 6, 2018, by and between the Registrant and ALPS Distributors, Inc. (incorporated by reference to exhibit (e)(3) of this filing).
	(3)	Form of Dealer Agreement(4).
	(4)	Amended and Restated Fee Schedule to the Dealer Agreement (to be filed by amendment).
(f)		Not Applicable.

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(g)	(1)	Custody Agreement, effective as of April 28, 2017, between the Registrant and State Street Bank and Trust Company(5).
	(2)	Amendment to Custody Agreement, effective as of November 28, 2018, between the Registrant and State Street Bank and Trust Company (incorporated by reference to exhibit (g)(2) of this filing).
(h)	(1)	Administration Agreement on behalf of the FS Multi-Strategy Alternatives Fund, dated as of April 26, 2017, by and between the Registrant and FS Fund Advisor, LLC(5).
	(2)	Administration Agreement on behalf of the FS Managed Futures Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (h)(2) of this filing).
	(3)	Administration Agreement on behalf of the FS Managed Global Macro Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (h)(3) of this filing).
	(4)	Administration Agreement on behalf of the FS Real Asset Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (h)(4) of this filing).
	(5)	Administration Agreement on behalf of the FS Long/Short Equity Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (h)(5) of this filing).
	(6)	Administration Agreement on behalf of the FS Market Neutral Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (h)(6) of this filing).
	(7)	Administration Agreement on behalf of the FS Event Driven Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (h)(7) of this filing).
	(8)	Expense Limitation Agreement on behalf of the FS Multi-Strategy Alternatives Fund, dated as of April 26, 2017, by and between the Registrant and FS Fund Advisor, LLC(5).
	(9)	Expense Limitation Agreement on behalf of the FS Managed Futures Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (h)(9) of this filing).
	(10)	Expense Limitation Agreement on behalf of the FS Global Macro Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (h)(10) of this filing).
	(11)	Expense Limitation Agreement on behalf of the FS Real Asset Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (h)(11) of this filing).
	(12)	Expense Limitation Agreement on behalf of the FS Long/Short Equity Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (h)(12) of this filing).
	(13)	Expense Limitation Agreement on behalf of the FS Market Neutral Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (h)(13) of this filing).
	(14)	Expense Limitation Agreement on behalf of the FS Event Driven Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC (incorporated by reference to exhibit (h)(14) of this filing).
(i)		Opinion and consent of Drinker Biddle & Reath LLP, counsel to the Registrant (to be filed by amendment).
(j)		Not applicable.
(k)		Not Applicable.
(l)	(1)	Subscription Agreement for FS Multi-Strategy Alternatives Fund between the Registrant and David J. Adelman(3).
	(2)	Subscription Agreement for FS Multi-Strategy Alternatives Fund between the Registrant and the Forman Family Foundation(3).
(m)	(1)	Distribution and Services Plan for FS Multi-Strategy Alternatives Fund(5).

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	(2)	Amended and Restated Distribution and Services Plan for the Registrant (incorporated by reference to exhibit (m)(2) of this filing).
(n)	(1)	Rule 18f-3 Plan for the Registrant(5).
	(2)	Amended and Restated Rule 18f-3 Plan of the Registrant, dated as of November 29, 2018 (incorporated by reference to exhibit (n)(2) of this filing).
(o)		Reserved.
(p)	(1)	Code of Ethics of FS Series Trust(7).
	(2)	Code of Ethics of FS Fund Advisor, LLC(4).
	(3)	Code of Ethics for ALPS Distributors, Inc.(5).
	(4)	Code of Ethics for Wilshire Associates Incorporated(7).
	(5)	Code of Ethics for Basso Capital Management, L.P.(4).
	(6)	Code of Ethics for MidOcean Credit Fund Management, L.P.(4).
	(7)	Code of Ethics for Chilton Investment Company, LLC (incorporated by reference to exhibit (p)(7) of this filing).
(q)		Power of Attorney(5).

_______________________

(1)	Incorporated by reference to Registrant’s initial Registration Statement on Form N-1A, file no. 333-214851, filed November 30, 2016.

(2)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, file no. 333-214851, filed February 21, 2017.

(3)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A, file no. 333-214851, filed April 14, 2017.

(4)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A, file no. 333-214851, filed April 26, 2017.

(5)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A, file no. 333-214851, filed September 21, 2017.

(6)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A, file no. 333-214851, filed April 27, 2018.

(7)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, file no. 333-214851, filed September 26, 2018.

ITEM 29.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUNDS

Not applicable.

ITEM 30.   INDEMNIFICATION

Reference is made to Section 7.5 of Registrant’s Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a) of this filing.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

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ITEM 31.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

FS Fund Advisor, LLC (“FS”) is the investment adviser to the FS Multi-Strategy Alternatives Fund, FS Managed Futures Fund, FS Global Macro Fund, FS Real Asset Fund, FS Long/Short Equity Fund, FS Market Neutral Fund and FS Event Driven Fund (each a “Fund” and collectively, the “Funds”), and its business is summarized in Part A and Part B of this Registration Statement under the sections entitled “Management — Investment Adviser” and “Management,” respectively. Information as to any other businesses, professions, vocations or employments of a substantial nature engaged in by officers of FS during the last two fiscal years is incorporated by reference to the current Form ADV filed by FS with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended (CRD No. 286673, SEC No. 801-110117).

Wilshire Associates Incorporated (“Wilshire”) serves as a sub-adviser to the FS Multi-Strategy Alternatives Fund. Its business is summarized in Part A and Part B of the Registrant’s Post-Effective Amendment No. 2 to its Registration Statement, filed on April 27, 2018, which is incorporated herein by reference, under the sections entitled “Management — Primary Sub-Adviser” and “Management,” respectively. Information about the officers and members of Wilshire is included in its current Form ADV filed with the SEC (CRD No. 6210, SEC No. 8-23852, 801-36233) and this information, and only this information, is incorporated herein by reference.

Basso Capital Management, L.P. (“Basso”) serves as a sub-adviser to the FS Multi-Strategy Alternatives Fund. It is primarily engaged in the investment management business. Information about the officers and members of Basso is included in its current Form ADV filed with the SEC (CRD No. 132311, SEC No. 801-64130) and this information, and only this information, is incorporated herein by reference.

MidOcean Credit Fund Management, L.P. (“MidOcean”) serves as a sub-adviser to the FS Multi-Strategy Alternatives Fund. It is primarily engaged in the investment management business. Information about the officers and members of MidOcean is included in its current Form ADV filed with the SEC (CRD No. 151578, SEC No. 801-70672) and this information, and only this information, is incorporated herein by reference.

Chilton Investment Company, LLC (“Chilton”) serves as a sub-adviser to the FS Multi-Strategy Alternatives Fund. It is primarily engaged in the investment management business. Information about the officers and members of Chilton is included in its current Form ADV filed with the SEC (CRD No. 120107, SEC No. 801-62678) and this information, and only this information, is incorporated herein by reference.

ITEM 32.   PRINCIPAL UNDERWRITERS.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies (as of April 2018): 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Barings Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Capital Management Funds, Centre Funds, Century Capital Management Trust, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF Trust, ETFS Trust, Elevation ETF Trust, Elkhorn ETF Trust, ETF Managers Trust, Financial Investors Trust, Firsthand Funds, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, NorthStar Real Estate Capital Income Fund, NorthStar Real Estate Capital Income Fund-T, Oak Associates Funds, OWLshares ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, USCF ETF Trust, USCF Mutual Funds Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc. (as of April 2018), are as follows:

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Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	Not applicable
Jeremy O. May	President, Director	Not applicable
Thomas A. Carter	Executive Vice President, Director	Not applicable
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	Not applicable
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	Not applicable
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	Not applicable
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	Not applicable
Randall D. Young**	Secretary	Not applicable
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	Not applicable
Douglas W. Fleming**	Assistant Treasurer	Not applicable
Steven Price	Senior Vice President, Chief Compliance Officer	Not applicable
Liza Orr	Vice President, Senior Counsel	Not applicable
Jed Stahl	Vice President, Senior Counsel	Not applicable
Taylor Ames	Vice President	Not applicable
Troy A. Duran	Senior Vice President, Chief Financial Officer	Not applicable
James Stegall	Vice President	Not applicable
Gary Ross	Senior Vice President	Not applicable
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Name*	Position with Underwriter	Positions with Fund
Kevin Ireland	Senior Vice President	Not applicable
Mark Kiniry	Senior Vice President	Not applicable
Tison Cory	Vice President, Intermediary Operations	Not applicable
Hilary Quinn	Vice President	Not applicable
Jennifer Craig	Assistant Vice President	Not applicable

________________________

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

ITEM 33.   LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant, on behalf of each of the Funds, pursuant to Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained, in whole or in part, at the offices of the Funds’ adviser, sub-advisers (with respect to the FS Multi-Strategy Alternatives Fund), transfer agent or custodian as relevant:

(a)	FS Fund Advisor, LLC, located at 201 Rouse Boulevard, Philadelphia, PA 19112;

(b)	Wilshire Associates Incorporated, located at 1299 Ocean Avenue, 7th Floor, Santa Monica, CA 90401;

(c)	Basso Capital Management, L.P., located at 1266 East Main Street, Stamford, Connecticut 06902;

(d)	MidOcean Credit Fund Management, L.P., located at 320 Park Avenue, Suite 1600, New York, NY 10022;

(e)	Chilton Investment Company, LLC, located at 1290 East Main Street, 1st Floor, Stamford, CT 06902;

(f)	DST Systems, Inc., located at 430 W. 7th Street, Kansas City, MO 64105; and

(g)	State Street and Trust Company, located at One Lincoln Street, Boston, MA 02111.

ITEM 34.   MANAGEMENT SERVICES

Not applicable.

ITEM 35.   UNDERTAKINGS

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”), as amended, and the Investment Company Act of 1940, as amended, the Registrant, FS Series Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 5 to its registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 5 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on the 7th day of December, 2018.

FS SERIES TRUST
(Registrant)

By:	/s/ Michael C. Forman
Michael C. Forman
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Michael C. Forman	President	December 7, 2018
Michael C. Forman

/s/ William Goebel	Chief Financial Officer	December 7, 2018
William Goebel	(Principal financial and accounting officer)

*	Trustee	December 7, 2018
David J. Adelman

*	Trustee	December 7, 2018
James W. Brown

*	Trustee	December 7, 2018
Philip E. Hughes, Jr.

*	Trustee	December 7, 2018
Scott J. Tarte

* By:	/s/ Michael C. Forman
Attorney-in-fact

EXHIBIT INDEX

Exhibit No.	Description
(d)(2)	Investment Management Agreement on behalf of the FS Managed Futures Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(d)(3)	Investment Management Agreement on behalf of the FS Global Macro Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(d)(4)	Investment Management Agreement on behalf of the FS Real Asset Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(d)(5)	Investment Management Agreement on behalf of the FS Long/Short Equity Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(d)(6)	Investment Management Agreement on behalf of the FS Market Neutral Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(d)(7)	Investment Management Agreement on behalf of the FS Event Drive Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(d)(9)	Investment Management Agreement, dated as of November 29, 2018, by and between FS Managed Futures Fund (Cayman) and FS Fund Advisor, LLC
(d)(10)	Investment Management Agreement, dated as of November 29, 2018, by and between FS Global Macro Fund (Cayman) and FS Fund Advisor, LLC
(d)(11)	Investment Management Agreement, dated as of November 29, 2018, by and between FS Real Asset Fund (Cayman) and FS Fund Advisor, LLC
(d)(15)	Investment Sub-Advisory Agreement, dated as of November 29, 2018, by and between FS Fund Advisor, LLC, the Registrant and Chilton Investment Company, LLC
(e)(2)	Amendment No. 1 to Distribution Agreement, effective as of December 6, 2018, by and between the Registrant and ALPS Distributors, Inc.
(g)(2)	Amendment to Custody Agreement, effective as of November 28, 2018, between the Registrant and State Street Bank and Trust Company
(h)(2)	Administration Agreement on behalf of the FS Managed Futures Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(h)(3)	Administration Agreement on behalf of the FS Managed Global Macro Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(h)(4)	Administration Agreement on behalf of the FS Real Asset Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(h)(5)	Administration Agreement on behalf of the FS Long/Short Equity Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(h)(6)	Administration Agreement on behalf of the FS Market Neutral Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(h)(7)	Administration Agreement on behalf of the FS Event Driven Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(h)(9)	Expense Limitation Agreement on behalf of the FS Managed Futures Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(h)(10)	Expense Limitation Agreement on behalf of the FS Global Macro Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(h)(11)	Expense Limitation Agreement on behalf of the FS Real Asset Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(h)(12)	Expense Limitation Agreement on behalf of the FS Long/Short Equity Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(h)(13)	Expense Limitation Agreement on behalf of the FS Market Neutral Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(h)(14)	Expense Limitation Agreement on behalf of the FS Event Driven Fund, dated as of November 29, 2018, by and between the Registrant and FS Fund Advisor, LLC
(m)(2)	Amended and Restated Distribution and Services Plan for the Registrant
(n)(2)	Amended and Restated Rule 18f-3 Plan of the Registrant, dated as of November 29, 2018
(p)(7)	Code of Ethics for Chilton Investment Company, LLC